Transfers Of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2023
Securitization Programs [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition
The following table summarizes the securitized asset types that did not qualify for derecognition, along with their associated securitization liabilities as at October 31, 2023 and October 31, 2022.

Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank’s Securitization Programs
(millions of Canadian dollars)	As at
	October 31, 2023		October 31, 2022
	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$23,835	$24,433	$22,043	$22,684

Other financial assets transferred related to securitization 1	3,554	3,571	5,199	5,285

Total	27,389	28,004	27,242	27,969
Associated liabilities 2	$26,457	$27,131	$26,978	$27,684

1
Includes
asset-backed
securities,
asset-backed
commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the Bank’s securitization structures after the initial securitization of mortgage loans.

2
Includes securitization liabilities carried at amortized cost of $13 billion as at October 31, 2023 (October 31, 2022 – $15 billion), and securitization liabilities carried at fair value of $14 billion as at October 31, 2023 (October 31, 2022 – $13 billion).

Other Financial Asset [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition
The following table summarizes the carrying amount of financial assets and the associated transactions that did not qualify for derecognition, as well as their associated financial liabilities as at October 31, 2023 and October 31, 2022.

Other Financial Assets Not Qualifying for Derecognition
(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Carrying amount of assets
Nature of transaction
Repurchase agreements 1,2	$27,782	$26,281

Securities lending agreements	40,333	45,667

Total	68,115	71,948
Carrying amount of associated liabilities 2	$28,037	$26,785

1	Includes $3.6 billion, as at October 31, 2023 (October 31, 2022 – $3.5 billion) of assets related to repurchase agreements or swaps that are collateralized by physical precious metals.
2	Associated liabilities are all related to repurchase agreements.